Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other current liabilities
Professional service fee	¥ 5,643		¥ 9,245
Advertising expense payables	13,728		19,761
Promotional expense payables	4,571		7,816
Others	3,371		4,742
Total	¥ 27,313	$ 4,286	¥ 41,564